Additional information: Condensed balance sheets of the parent company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Other receivables, deposits and prepayments	¥ 21,655	¥ 25,887
Cash and cash equivalents	62,336	12,161
Total assets	560,664	546,370
Equity attributable to owners of the Company
Other reserves	1,228,135	1,028,510
Total equity	33,629	(125,880)	¥ (186,422)	¥ 425,736
Non-current liabilities
Total non-current liabilities	115,655	128,414
Current liabilities
Accruals, other payables and provisions	34,875	43,738
Total current liabilities	411,380	543,836
Total liabilities	527,035	672,250
Total equity and liabilities	560,664	546,370
Parent company
Current assets
Cash and cash equivalents	52	84	¥ 5,250	¥ 11,500
Total current assets	52	84
Total assets	52	84
Equity attributable to owners of the Company
Share capital and treasury shares	(1,134)	(1,397)
Other reserves	(26,649)	(72,728)
Total equity	(27,783)	(74,125)
Current liabilities
Accruals, other payables and provisions	8,329	9,644
Convertible note	19,506	64,565
Total current liabilities	27,835	74,209
Total liabilities	27,835	74,209
Total equity and liabilities	¥ 52	¥ 84